Related Party Transactions (Details) - Schedule of Sales to Related Parties - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Q Green Techcon Private Limited [Member]
Sales to a related party
Sales to related party	$ 218,631	$ 210,864